Collection Period Ended
30-Apr-2014
Principal
Note
Payment
Factor
0.00
0.000000
29,242,392.21
0.739789
0.00
1.000000
0.00
1.000000
29,242,392.21
Interest & Principal
Payment
0.00
29,348,776.31
179,075.00
108,291.67
$29,636,142.98
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No.
10
Collection Period (from... to)
1-Apr-2014
30-Apr-2014
Determination Date
13-May-2014
Record Date
14-May-2014
Distribution Date
15-May-2014
Interest Period of the Class A-1 Notes (from... to)
15-Apr-2014
15-May-2014 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Apr-2014
15-May-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
278,900,000.00
0.00
0.00
0.000000
Class A-2 Notes
305,600,000.00
255,321,829.61
226,079,437.40
95.688456
Class A-3 Notes
275,500,000.00
275,500,000.00
275,500,000.00
0.000000
Class A-4 Notes
115,000,000.00
115,000,000.00
115,000,000.00
0.000000
Total Note Balance
975,000,000.00
645,821,829.61
616,579,437.40
Overcollateralization
24,950,218.09
24,998,755.45
24,998,755.45
Adjusted Pool Balance
999,950,218.09
670,820,585.06
641,578,192.85
Yield Supplement Overcollateralization Amount
38,846,335.94
25,739,764.70
24,597,580.33
Pool Balance
1,038,796,554.03
696,560,349.76
666,175,773.18
Amount
Percentage
Initial Overcollateralization Amount
24,950,218.09
2.50%
Target Overcollateralization Amount
24,998,755.45
2.50%
Current Overcollateralization Amount
24,998,755.45
2.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.220000%
0.00
0.000000
0.000000
Class A-2 Notes
0.500000%
106,384.10
0.348116
96.036572
Class A-3 Notes
0.780000%
179,075.00
0.650000
0.650000
Class A-4 Notes
1.130000%
108,291.67
0.941667
0.941667
Total
$393,750.77

Available Funds
Distributions
Principal Collections
30,082,403.94
(1) Total Servicing Fee
580,466.96
Interest Collections
1,624,344.96
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
29,313.26
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
75,695.65
(3) Interest Distributable Amount Class A Notes
393,750.77
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
1,049.64
(6) Regular Principal Distributable Amount
29,242,392.21
Available Collections
31,812,807.45
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
31,812,807.45
(9) Excess Collections to Certificateholders
1,596,197.51
Total Distribution
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
580,466.96
580,466.96
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
393,750.77
393,750.77
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
106,384.10
106,384.10
0.00
thereof on Class A-3 Notes
179,075.00
179,075.00
0.00
thereof on Class A-4 Notes
108,291.67
108,291.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
393,750.77
393,750.77
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
29,242,392.21
29,242,392.21
Aggregate Principal Distributable Amount
29,242,392.21
29,242,392.21
31,812,807.45

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Reserve Fund Amount - Beginning Balance
2,499,875.55
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
82.20
minus Net Investment Earnings
82.20
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,499,875.55
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
82.20
Net Investment Earnings on the Collection Account
967.44
Investment Earnings for the Collection Period
1,049.64
Notice to Investors

37,777
31,003
Principal Collections
18,849,386.36
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,038,796,554.03
Principal Collections attributable to Full Pay-offs
11,233,017.58
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
696,560,349.76
302,172.64
Pool Balance end of Collection Period
666,175,773.18
30,138
Pool Factor
64.13%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.85%
2.80%
Weighted Average Number of Remaining Payments
50.26
41.90
Percentage
Current
663,574,501.78
30,052
99.61%
Weighted Average Seasoning (months)
12.41
21.39
Delinquency Profile *
Amount
31-60 Days Delinquent
1,693,678.92
64
0.25%
61-90 Days Delinquent
588,100.15
15
0.09%
91-120 Days Delinquent
319,492.33
7
0.05%
Total
666,175,773.18
30,138
100.00%
196,822.57
Cumulative Principal Net Losses
1,586,327.41
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
302,172.64
Principal Net Liquidation Proceeds
30,131.83
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.153%
Principal Recoveries
75,218.24
Principal Net Losses